FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	$ 126,559	$ 155,832	$ 152,699
Total Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	640,000	680,000
Finance leases	126,559	164,431
Bank borrowings	66,943	58,502
Trade and other payables	199,084	188,536
Total financial liabilities	1,032,586	1,091,469
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	40,000
Finance leases	42,186	46,851
Bank borrowings	66,943	58,144
Trade and other payables	191,134	169,882
Total financial liabilities	340,263	314,877
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	40,000
Finance leases	31,347	43,596
Bank borrowings		358
Trade and other payables	7,950	18,654
Total financial liabilities	79,297	102,608
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	40,000	40,000
Finance leases	22,469	30,014
Bank borrowings		0
Trade and other payables		0
Total financial liabilities	62,469	70,014
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	520,000	40,000
Finance leases	15,864	19,194
Bank borrowings		0
Trade and other payables		0
Total financial liabilities	535,864	59,194
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes		520,000
Finance leases	9,593	12,694
Bank borrowings		0
Trade and other payables		0
Total financial liabilities	9,593	532,694
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes		0
Finance leases	5,100	12,082
Bank borrowings		0
Trade and other payables		0
Total financial liabilities	$ 5,100	$ 12,082